Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The Pay Versus Performance Table

The table below shows the total compensation for our principal executive officer (“PEO”) and the average compensation for other non-PEO named executive officers as reported in the above Summary Compensation Table (“SCT”) for the prior three years, along with the total and average compensation actually paid our PEO and non-PEO named executive officers, respectively, as well as the total shareholder return on the value of an initial fixed investment of $100 made at the beginning of the earliest year in the table through the end of each applicable year in the table, assuming the reinvestment of dividends, and the net income of the Company for the periods reported. Compensation actually paid, as determined under SEC requirements, does not necessarily reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
	($) (1)	($) (2)	($) (3)	($) (4)	($) (5)	($000) (6)
2025	$1,267,127	$1,303,228	$490,238	$510,132	$ 79.46	$ 15,613
2024	$ 741,955	$ 530,732	$502,073	$399,974	$ 77.34	$(12,136)
2023	$1,582,651	$1,477,065	$679,716	$627,106	$103.70	$ 24,429

(1) This is the total compensation for our PEO reported for each applicable year within the Summary Compensation Table.

(2) This is the amount of compensation actually paid to our PEO for each year, starting with the amounts set forth within the SCT “Total Compensation” column for the applicable year and adjusting that amount. Adjustments for 2025 were as follows:

PEO Total Compensation Amount	$ 1,267,127	$ 741,955	$ 1,582,651
PEO Actually Paid Compensation Amount	$ 1,303,228	530,732	1,477,065
Adjustment To PEO Compensation, Footnote
Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$40,269

Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	($4,168)

Total Adjustments	($36,101)

(3)	This is the average compensation for our non-PEO named executive officers reported for each applicable year within the SCT.

Non-PEO NEO Average Total Compensation Amount	$ 490,238	502,073	679,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ 510,132	399,974	627,106
Adjustment to Non-PEO NEO Compensation Footnote

(4) This is the average compensation actually paid to our non-PEO executive officers for each year, starting with the average of such amounts set forth within the SCT “Total Compensation” column for the applicable year and adjusting the amount. Adjustments for 2025 were as follows:

Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$21,396

Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	($1,502)

Total Adjustments	($19,894)

(5) This is the total shareholder return based on a fixed investment of $100 made at the beginning of the earliest year in the table (2023) through the end of each applicable year in the table, assuming reinvestment of dividends.

(6) This is the Company’s net income for each year reported in the Pay Versus Performance Table.

Based upon the information reported in the table above, the total compensation reported with the SCT for the Company’s PEO, Jeff W. Dick, as well as the compensation actually paid to Mr. Dick, increased by $525,172 or 70.8% between 2024 and 2025 and decreased by $840,696, or 53%, between 2023 and 2024. Meanwhile, the average compensation reported in the SCT for the other non-PEO named executive officers of the Company, as well as the average compensation actually paid to those officers, increased by $21,354 or 2.1% between 2024 and 2025 and decreased by $355,286 or 26.1% between 2023 and 2024. The Net Income of the Company increased between 2024 and 2025 by $25.6 million, or 256% and decreased between 2023 and 2024 by $36.6 million, or 138%, of the Company’s Net Income. Total Shareholder Return of the Company was $92.72, $69.15 and $79.46 for each of the years ended 2023, 2024, and 2025, respectively.

Total Shareholder Return Amount	$ 79.46	77.34	103.7
Net Income (Loss)	15,613,000	$ (12,136,000)	$ 24,429,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,101
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,269
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,168
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,894
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,396
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,502